VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

June 29, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Voya Senior Income Fund ("Registrant")

(SEC File Nos. 333-219011, 811-10223)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in the Registrant's Registration Statement on Form N-2 filed on June 26, 2020.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli

_______________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

cc:Elizabeth J. Reza, Esq. Ropes & Gray LLP